GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Jan. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Region
The information below summarizes revenue by major geographic region for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
EMEA:
Israel	$242,932	$215,312	$201,610
Germany	53,966	53,480	44,486
Other	19,002	14,950	13,208
Total EMEA	315,900	283,743	259,304
Americas:
United States	14,237	10,029	35,139
Other	6,673	7,147	9,987
Total Americas	20,910	17,176	45,126
APAC	13,822	12,486	7,633
Total revenue	$350,632	$313,404	$312,062

Schedule of Long-lived Assets by Region
Property and equipment, net by geographic area consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Israel	$23,014	$18,814
United States	441	290
Other countries	4,861	5,280
Total property and equipment, net	$28,316	$24,384

Schedule of Major Customers	The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2025	2024	2023
Customer A	19.6%	16.5%	17.7%
Customer B	10.8%	11.0%	10.0%